SEAFARER OVERSEAS GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS
January 31, 2022 (Unaudited)

	Currency	Shares	Value
COMMON STOCKS (91.9%)
Brazil (7.1%)
Ambev SA, ADR	USD	18,800,000	$53,204,000
Itau Unibanco Holding SA, ADR	USD	12,500,000	59,000,000
Odontoprev SA	BRL	8,000,000	18,892,299
XP, Inc., Class A(a)	USD	258,583	8,613,400

Total Brazil			139,709,699

China / Hong Kong (21.9%)
China Foods, Ltd.	HKD	90,314,000	37,403,806
China Literature, Ltd.(a)	HKD	11,550,000	69,951,078
Dairy Farm International Holdings, Ltd.	USD	10,000,000	26,752,940
First Pacific Co., Ltd.	HKD	81,000,000	31,165,633
Greatview Aseptic Packaging Co., Ltd.	HKD	31,867,000	12,241,901
Jardine Matheson Holdings, Ltd.	USD	867,700	51,248,932
Jiangsu Hengrui Medicine Co., Ltd., Class A	CNY	7,999,990	51,649,692
Pacific Basin Shipping, Ltd.	HKD	95,000,000	40,551,313
Pico Far East Holdings, Ltd.	HKD	53,796,000	8,928,733
Shangri-La Asia, Ltd.(a)	HKD	44,000,000	34,416,442
Want Want China Holdings, Ltd.	HKD	25,248,000	24,771,235
WH Group, Ltd.	HKD	24,000,000	16,056,236
Xinhua Winshare Publishing and Media Co., Ltd., Class H	HKD	30,002,000	22,663,301

Total China / Hong Kong			427,801,242

Czech Republic (3.5%)
Avast PLC	GBP	4,000,000	32,987,694
Moneta Money Bank AS	CZK	8,062,815	34,786,887

Total Czech Republic			67,774,581

Hungary (4.0%)
Richter Gedeon Nyrt	HUF	2,950,000	77,752,506

Total Hungary			77,752,506

Japan (4.1%)
Rohm Co., Ltd.	JPY	950,000	80,025,309

Total Japan			80,025,309

Mexico (3.4%)
Bolsa Mexicana de Valores SAB de CV	MXN	10,250,000	17,510,665
Coca-Cola Femsa SAB de CV, ADR	USD	930,000	49,122,600

Total Mexico			66,633,265

	Currency	Shares	Value
Peru (1.3%)
Credicorp, Ltd.	USD	182,086	$26,078,357

Total Peru			26,078,357

Poland (0.1%)
CD Projekt SA	PLN	65,000	2,885,694

Total Poland			2,885,694

Qatar (1.9%)
Qatar Gas Transport Co., Ltd.	QAR	37,613,950	37,293,699

Total Qatar			37,293,699

Singapore (6.0%)
Venture Corp., Ltd.	SGD	5,800,000	75,990,098
Wilmar International, Ltd.	SGD	12,800,000	40,719,150

Total Singapore			116,709,248

South Africa (4.1%)
Sanlam, Ltd.	ZAR	19,750,000	81,144,046

Total South Africa			81,144,046

South Korea (21.0%)
Coway Co., Ltd.	KRW	1,100,000	63,373,099
Hyundai Mobis Co., Ltd.	KRW	500,507	98,250,748
Innocean Worldwide, Inc.	KRW	540,000	22,469,356
Koh Young Technology, Inc.	KRW	340,000	5,855,228
NAVER Corp.	KRW	115,000	30,376,166
Orion Corp.	KRW	565,000	46,231,822
Samsung Biologics Co., Ltd.(a)	KRW	121,500	75,218,109
Samsung C&T Corp.	KRW	200,000	18,093,527
Samsung SDI Co., Ltd.	KRW	91,000	45,161,829
Sindoh Co., Ltd.(a)	KRW	197,559	5,228,485

Total South Korea			410,258,369

Taiwan (3.7%)
Accton Technology Corp.	TWD	5,750,000	55,525,803
Bizlink Holding, Inc.	TWD	1,500,000	16,340,608

Total Taiwan			71,866,411

Thailand (1.4%)
Bangkok Dusit Medical Services PCL, Class F	THB	40,000,000	27,015,443

Total Thailand			27,015,443

	Currency	Shares	Value
United Arab Emirates (3.7%)
Emaar Properties PJSC	AED	30,776,280	$41,008,755
National Central Cooling Co. PJSC	AED	47,022,222	32,260,928

Total United Arab Emirates			73,269,683

United Kingdom (2.2%)
Mondi PLC	GBP	1,700,000	42,532,610

Total United Kingdom			42,532,610

Vietnam (2.5%)
PetroVietnam Gas JSC	VND	10,250,000	50,105,723

Total Vietnam			50,105,723

TOTAL COMMON STOCKS
(Cost $1,767,300,486)			1,798,855,885

PREFERRED STOCKS (5.1%)
South Korea (5.1%)
Samsung C&T Corp.	KRW	29,000	2,459,827
Samsung Electronics Co., Ltd.	KRW	1,720,000	96,745,314

Total South Korea			99,205,141

TOTAL PREFERRED STOCKS
(Cost $64,546,904)			99,205,141

TOTAL INVESTMENTS
(Cost $1,831,847,390) (97.0%)			$1,898,061,026

Cash and Other Assets, Less Liabilities (3.0%)			58,317,723

NET ASSETS (100.0%)	$1,956,378,749

Principal Amount is stated in local currency unless otherwise noted.

(a)	Non-income producing security.

Currency Abbreviations

AED	-	United Arab Emirates Dirham
BRL	-	Brazil Real
CNY	-	China Yuan
CZK	-	Czech Republic Koruna
HKD	-	Hong Kong Dollar
HUF	-	Hungary Forint
GBP	-	United Kingdom Pound
JPY	-	Japan Yen
KRW	-	South Korea Won
MXN	-	Mexico Peso
QAR	-	Qatar Riyal
PLN	-	Poland Zloty
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong
ZAR	-	South Africa Rand

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Industry Composition
Food Products	8.2%
Beverages	7.1%
Pharmaceuticals	6.6%
Electronic Equipment, Instruments & Components	6.2%
Banks	6.1%
Technology Hardware, Storage & Peripherals	5.3%
Media	5.2%
Auto Components	5.0%
Semiconductors & Semiconductor Equipment	4.4%
Insurance	4.1%
Life Sciences Tools & Services	3.8%
Industrial Conglomerates	3.6%
Household Durables	3.2%
Communications Equipment	2.9%
Gas Utilities	2.5%
Health Care Providers & Services	2.4%
Paper & Forest Products	2.2%
Real Estate Management & Development	2.1%
Marine	2.1%
Oil, Gas & Consumable Fuels	1.9%
Hotels, Restaurants & Leisure	1.8%
Software	1.7%
Building Products	1.6%
Interactive Media & Services	1.6%
Food & Staples Retailing	1.4%
Capital Markets	1.3%
Distributors	1.2%
Other Industries (each less than 1%)	1.5%
Cash and Other Assets, Less Liabilities	3.0%
Total	100.0%

SEAFARER OVERSEAS VALUE FUND
PORTFOLIO OF INVESTMENTS
January 31, 2022 (Unaudited)

	Currency	Shares	Value
COMMON STOCKS (96.2%)
Brazil (7.7%)
Ambev SA, ADR	USD	435,000	$1,231,050
Itau Unibanco Holding SA, ADR	USD	284,000	1,340,480
XP, Inc., Class A(a)	USD	5,979	199,160

Total Brazil			2,770,690

China / Hong Kong (37.7%)
China Foods, Ltd.	HKD	3,391,000	1,404,393
China Yangtze Power Co., Ltd., Class A	CNY	301,990	1,042,518
Dairy Farm International Holdings, Ltd.	USD	303,000	810,614
First Pacific Co., Ltd.	HKD	3,390,000	1,304,339
Giordano International, Ltd.	HKD	5,200,000	1,084,865
Greatview Aseptic Packaging Co., Ltd.	HKD	1,953,000	750,257
Jardine Matheson Holdings, Ltd.	USD	22,000	1,299,385
Melco International Development, Ltd.(a)	HKD	776,000	906,073
Pacific Basin Shipping, Ltd.	HKD	3,000,000	1,280,568
Pico Far East Holdings, Ltd.	HKD	5,538,000	919,164
Shangri-La Asia, Ltd.(a)	HKD	1,650,000	1,290,616
Want Want China Holdings, Ltd.	HKD	567,000	556,293
WH Group, Ltd.	HKD	1,450,000	970,064

Total China / Hong Kong			13,619,149

Czech Republic (4.6%)
Moneta Money Bank AS	CZK	383,257	1,653,556

Total Czech Republic			1,653,556

Georgia (4.2%)
Georgia Capital PLC(a)	GBP	174,174	1,513,233

Total Georgia			1,513,233

Mexico (2.8%)
Coca-Cola Femsa SAB de CV, ADR	USD	19,000	1,003,580

Total Mexico			1,003,580

Peru (2.0%)
Credicorp, Ltd.	USD	5,058	724,407

Total Peru			724,407

	Currency	Shares	Value
Qatar (5.1%)
Qatar Gas Transport Co., Ltd.	QAR	1,860,000	$1,844,164

Total Qatar			1,844,164

Russia (0.9%)
Global Ports Investments PLC, GDR(a)	USD	100,000	324,000

Total Russia			324,000

Singapore (9.1%)
Genting Singapore, Ltd.	SGD	1,300,000	710,376
HRnetgroup, Ltd.	SGD	2,171,900	1,221,839
Wilmar International, Ltd.	SGD	422,000	1,342,460

Total Singapore			3,274,675

South Korea (6.7%)
Innocean Worldwide, Inc.	KRW	21,000	873,808
Samsung C&T Corp.	KRW	7,910	715,599
Samsung SDI Co., Ltd.	KRW	1,700	843,683

Total South Korea			2,433,090

United Arab Emirates (7.6%)
Emaar Properties PJSC	AED	823,437	1,097,213
National Central Cooling Co. PJSC	AED	2,420,622	1,660,736

Total United Arab Emirates			2,757,949

United Kingdom (3.3%)
Mondi PLC	GBP	47,000	1,175,902

Total United Kingdom			1,175,902

Vietnam (4.5%)
Petrovietnam Fertilizer & Chemicals JSC	VND	400,000	717,714
PetroVietnam Technical Services Corp.	VND	743,080	896,500

Total Vietnam			1,614,214

TOTAL COMMON STOCKS
(Cost $32,076,787)			34,708,609

	Currency	Shares	Value
PREFERRED STOCKS (0.3%)
South Korea (0.3%)
Samsung C&T Corp.	KRW	1,296	$109,929

Total South Korea			109,929

TOTAL PREFERRED STOCKS
(Cost $140,136)			109,929

TOTAL INVESTMENTS
(Cost $32,216,923) (96.5%)			$34,818,538

Cash and Other Assets, Less Liabilities (3.5%)			1,272,854
NET ASSETS (100.0%)	$36,091,392

(a)	Non-income producing security.

Currency Abbreviations

AED	-	United Arab Emirates Dirham
CNY	-	China Yuan
CZK	-	Czech Republic Koruna
GBP	-	United Kingdom Pound
HKD	-	Hong Kong Dollar
KRW	-	South Korea Won
QAR	-	Qatar Riyal
SGD	-	Singapore Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Industry Composition
Food Products	11.6%
Banks	10.3%
Beverages	10.1%
Hotels, Restaurants & Leisure	8.1%
Industrial Conglomerates	5.9%
Oil, Gas & Consumable Fuels	5.1%
Media	4.9%
Capital Markets	4.8%
Building Products	4.6%
Marine	3.5%
Professional Services	3.4%
Paper & Forest Products	3.3%
Specialty Retail	3.0%
Real Estate Management & Development	3.0%
Independent Power and Renewable Electricity Producers	2.9%
Energy Equipment & Services	2.5%
Electronic Equipment, Instruments & Components	2.3%
Food & Staples Retailing	2.2%
Containers & Packaging	2.1%
Chemicals	2.0%
Other Industries (each less than 1%)	0.9%
Cash and Other Assets, Less Liabilities	3.5%
Total	100.0%

Seafarer Funds	Notes to Quarterly Portfolio of Investments

January 31, 2022 (Unaudited)

1. Organization

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund (individually a “Fund” and collectively, the “Funds”). The Seafarer Overseas Growth and Income Fund seeks to provide long-term capital appreciation along with some current income; it also seeks to mitigate adverse volatility in returns as a secondary objective. The Seafarer Overseas Value Fund seeks to provide long-term capital appreciation. The Funds each offer Investor Class and Institutional Class shares.

2. Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation

Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and exchange traded funds, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange but before the close of the NYSE, such that the securities’ value would likely change. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust (the “Board” or the “Trustees”). Each Fund uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security. Corporate bonds and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Publicly traded foreign government debt securities and foreign corporate bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Seafarer Funds	Notes to Quarterly Portfolio of Investments

January 31, 2022 (Unaudited)

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when the Trust’s Valuation Committee believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Certain foreign countries impose a tax on capital gains which is accrued by each Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Such inputs are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are developed based on the information available and the reporting entity’s best efforts to interpret such information.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Seafarer Funds	Notes to Quarterly Portfolio of Investments

January 31, 2022 (Unaudited)

The following is a summary of the inputs used to value each Fund as of January 31, 2022:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Growth and Income Fund
Common Stocks
Brazil	$139,709,699	$–	$–	$139,709,699
China / Hong Kong	31,165,633	396,635,609	–	427,801,242
Czech Republic	67,774,581	–	–	67,774,581
Hungary	77,752,506	–	–	77,752,506
Japan	–	80,025,309	–	80,025,309
Mexico	66,633,265	–	–	66,633,265
Peru	26,078,357	–	–	26,078,357
Poland	–	2,885,694	–	2,885,694
Qatar	37,293,699	–	–	37,293,699
Singapore	–	116,709,248	–	116,709,248
South Africa	–	81,144,046	–	81,144,046
South Korea	–	410,258,369	–	410,258,369
Taiwan	–	71,866,411	–	71,866,411
Thailand	–	27,015,443	–	27,015,443
United Arab Emirates	32,260,928	41,008,755	–	73,269,683
United Kingdom	–	42,532,610	–	42,532,610
Vietnam	–	50,105,723	–	50,105,723
Preferred Stocks	–	99,205,141	–	99,205,141
Total	$478,668,668	$1,419,392,358	$–	$1,898,061,026

Seafarer Funds	Notes to Quarterly Portfolio of Investments

January 31, 2022 (Unaudited)

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Value Fund
Common Stocks
Brazil	$2,770,690	$–	$–	$2,770,690
China / Hong Kong	1,304,339	12,314,810	–	13,619,149
Czech Republic	1,653,556	–	–	1,653,556
Georgia	1,513,233	–	–	1,513,233
Mexico	1,003,580	–	–	1,003,580
Peru	724,407	–	–	724,407
Qatar	1,844,164	–	–	1,844,164
Russia	324,000	–	–	324,000
Singapore	1,221,839	2,052,836	–	3,274,675
South Korea	–	2,433,090	–	2,433,090
United Arab Emirates	1,660,736	1,097,213	–	2,757,949
United Kingdom	–	1,175,902	–	1,175,902
Vietnam	–	1,614,214	–	1,614,214
Preferred Stocks	–	109,929	–	109,929
Total	$14,020,544	$20,797,994	$–	$34,818,538

(a)	For detailed descriptions of securities by country, see the accompanying Portfolio of Investments.

For the nine months ended January 31, 2022, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income are allocated daily to each share class in proportion to its average daily net assets.

Foreign Securities

The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Seafarer Funds	Notes to Quarterly Portfolio of Investments

January 31, 2022 (Unaudited)

Foreign Currency Spot Contracts

Each Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of a contract is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Epidemic and Pandemic Risk

Certain countries have been susceptible to epidemics, most recently Covid-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which the Funds invest), and thereby could adversely affect the performance of the Funds’ investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, presents material uncertainty and risk with respect to the performance of the Funds’ investments.